Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table and Discussion

The following table reports the compensation of our Principal Executive Officers (the “PEOs”) and the average compensation of the other Named Executive Officers (the “Other NEOs”) as reported in the Summary Compensation Table for the fiscal years shown below, as well as their “compensation actually paid” as calculated pursuant to recently adopted SEC rules and certain performance measures required by the rules.

Year	Summary Compensation Table Total for PEOs(1) ($)		Compensation Actually Paid to PEOs(3)(4) ($)		Average Summary Compensation Table Total for Other NEOs(2) ($)	Average Compensation Actually Paid to Other NEOs(3)(4) ($)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return(5) ($)	Net Income ($ in thousands)
	Forssell	Nihlén	Forssell	Nihlén
2024	281,057	248,031	281,055	248,029	—	—	92.99	(6,466)
2023	283,920	—	264,565	—	182,324	131,164	25.88	(10,123)
2022	289,991	—	208,962	—	180,778	126,541	62.15	(4,883)

____________

(1)      The amounts reflect the Summary Compensation Table total compensation for Urban Forssell, our PEO for each of the years listed and for Fredrik Nihlén, our PEO for 2024.

(2)      For 2023 and 2022, the amount reflects the Summary Compensation Table compensation total for Fredrik Nihlén, our Chief Financial Officer for 2022 and 2023.

(3)      The amounts shown for Compensation Actually Paid to our PEOs and Average Compensation Actually Paid to the Other NEOs have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by such persons. These amounts reflect total compensation as set forth in the Summary Compensation Table above for each year, adjusted as described in footnote 4 below.

(4)      Compensation Actually Paid reflects the exclusions and inclusions from the Summary Compensation Table total for our PEOs and Other NEOs as set forth below. Amounts excluded, which are set forth in the Exclusion of Stock Awards columns in each of the PEOs Compensation Actually Paid and the Other NEOs Compensation Actually Paid tables below in this footnote (4), are the aggregate of the amounts shown in the “Stock Awards” columns from the Summary Compensation Table. Amounts included, which are set forth in the Inclusion of Equity Award Adjustments column in each of such tables below in this footnote (4), are the aggregate of the following components:

(i)      Add the fair value as of the end of the year of all unvested stock awards granted in such year;

(ii)     Add the change in fair value (if positive, or subtract if negative) as of the end of the covered year (from the end of the prior year) of stock awards granted in any prior year that remained outstanding and unvested at the end of the current year; and

(iii)    Add the change in fair value (if positive, or subtract if negative) as of the vesting date (from the end of the prior year) of stock awards granted in any prior year that vested during the covered year.

          Equity values are calculated in accordance with FASB ASC Topic 718. The following types of equity award adjustments were not applicable to Company equity awards, as such events did not occur: (i) adjustments for awards that are granted and vest in the same covered year, (ii) adjustments for awards granted in prior years that were forfeited or failed to meet the applicable vesting conditions during the covered year, and (iii) adjustments for the dollar value of any dividends or other earnings paid on equity awards in the covered year prior to the vesting date that are not otherwise included in the total compensation for the covered year.

(5)      This column shows Total Shareholder Return (“TSR”) on a cumulative basis for each year of the period from 2022 through 2024. Dollar values assume $100 was invested for the cumulative period from December 31, 2021 through December 31, 2024 in the Company. Historical performance is not necessarily indicative of future stock performance.

Actually Paid Adjustments	2024
	PEOs ($)		Average Other NEOs ($)
	Forssell	Nihlén
Summary Compensation Table Total	281,055	248,029	—
Compensation Actually Paid	281,055	248,029	—
	2023
Actually Paid Adjustments	PEO ($)	Average Other NEOs ($)
Summary Compensation Table Total	283,920	182,324
Change in Value* of Prior Years’ Stock Awards that Vested in Applicable Year, at Vesting Date	(19,355)	(51,160)
Compensation Actually Paid	264,565	131,164
	2022
Actually Paid Adjustments	PEO ($)	Average Other NEOs ($)
Summary Compensation Table Total	289,991	180,778
Change in Value* of Prior Years’ Stock Awards Unvested in Applicable Year (at Year-End)	(20,519)	(54,237)
Change in Value* of Prior Years’ Stock Awards that Vested in Applicable Year, at Vesting Date	(60,510)	—
Compensation Actually Paid	208,962	126,541

____________

*        The change in value for each award is measured from the value at the end of the prior year.

PEO Total Compensation Amount			$ 283,920	$ 289,991
PEO Actually Paid Compensation Amount			264,565	208,962
Non-PEO NEO Average Total Compensation Amount	[1]		182,324	180,778
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]		131,164	126,541
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	[4]	$ 92.99	25.88	62.15
Net Income (Loss)		(6,466,000)	(10,123,000)	(4,883,000)
Forssell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[5]	281,057	283,920	289,991
PEO Actually Paid Compensation Amount	[2],[3]	281,055	264,565	208,962
Nihlén [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[5]	248,031
PEO Actually Paid Compensation Amount	[2],[3]	$ 248,029
PEO [Member] | Change in Value of Prior Years’ Stock Awards that Vested in Applicable Year, at Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]		(19,355)	(60,510)
PEO [Member] | Change in Value of Prior Years’ Stock Awards Unvested in Applicable Year (at Year-End) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]			(20,519)
NON PEO [Member] | Change in Value of Prior Years’ Stock Awards that Vested in Applicable Year, at Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]		$ (51,160)
NON PEO [Member] | Change in Value of Prior Years’ Stock Awards Unvested in Applicable Year (at Year-End) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]			$ (54,237)

[1]	For 2023 and 2022, the amount reflects the Summary Compensation Table compensation total for Fredrik Nihlén, our Chief Financial Officer for 2022 and 2023.
[2]	Compensation Actually Paid reflects the exclusions and inclusions from the Summary Compensation Table total for our PEOs and Other NEOs as set forth below. Amounts excluded, which are set forth in the Exclusion of Stock Awards columns in each of the PEOs Compensation Actually Paid and the Other NEOs Compensation Actually Paid tables below in this footnote (4), are the aggregate of the amounts shown in the “Stock Awards” columns from the Summary Compensation Table. Amounts included, which are set forth in the Inclusion of Equity Award Adjustments column in each of such tables below in this footnote (4), are the aggregate of the following components:

(i)      Add the fair value as of the end of the year of all unvested stock awards granted in such year;

(ii)     Add the change in fair value (if positive, or subtract if negative) as of the end of the covered year (from the end of the prior year) of stock awards granted in any prior year that remained outstanding and unvested at the end of the current year; and

(iii)    Add the change in fair value (if positive, or subtract if negative) as of the vesting date (from the end of the prior year) of stock awards granted in any prior year that vested during the covered year.

          Equity values are calculated in accordance with FASB ASC Topic 718. The following types of equity award adjustments were not applicable to Company equity awards, as such events did not occur: (i) adjustments for awards that are granted and vest in the same covered year, (ii) adjustments for awards granted in prior years that were forfeited or failed to meet the applicable vesting conditions during the covered year, and (iii) adjustments for the dollar value of any dividends or other earnings paid on equity awards in the covered year prior to the vesting date that are not otherwise included in the total compensation for the covered year.

[3]	The amounts shown for Compensation Actually Paid to our PEOs and Average Compensation Actually Paid to the Other NEOs have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by such persons. These amounts reflect total compensation as set forth in the Summary Compensation Table above for each year, adjusted as described in footnote 4 below.
[4]	This column shows Total Shareholder Return (“TSR”) on a cumulative basis for each year of the period from 2022 through 2024. Dollar values assume $100 was invested for the cumulative period from December 31, 2021 through December 31, 2024 in the Company. Historical performance is not necessarily indicative of future stock performance.
Actually Paid Adjustments	2024
	PEOs ($)		Average Other NEOs ($)
	Forssell	Nihlén
Summary Compensation Table Total	281,055	248,029	—
Compensation Actually Paid	281,055	248,029	—
	2023
Actually Paid Adjustments	PEO ($)	Average Other NEOs ($)
Summary Compensation Table Total	283,920	182,324
Change in Value* of Prior Years’ Stock Awards that Vested in Applicable Year, at Vesting Date	(19,355)	(51,160)
Compensation Actually Paid	264,565	131,164
	2022
Actually Paid Adjustments	PEO ($)	Average Other NEOs ($)
Summary Compensation Table Total	289,991	180,778
Change in Value* of Prior Years’ Stock Awards Unvested in Applicable Year (at Year-End)	(20,519)	(54,237)
Change in Value* of Prior Years’ Stock Awards that Vested in Applicable Year, at Vesting Date	(60,510)	—
Compensation Actually Paid	208,962	126,541

____________

*        The change in value for each award is measured from the value at the end of the prior year.

[5]	The amounts reflect the Summary Compensation Table total compensation for Urban Forssell, our PEO for each of the years listed and for Fredrik Nihlén, our PEO for 2024.
[6]	The change in value for each award is measured from the value at the end of the prior year.